BANK BORROWINGS	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS [Abstract]
BANK BORROWINGS
7.	BANK BORROWINGS

	At December 31,
	2012	2013
	$	$

Short-term bank borrowings	463,554,185	304,827,038
Current portion of long-term borrowings	48,865,064	35,427,888
Long-term bank borrowings	122,859,120	265,975,939

Total	635,278,369	606,230,865

The Group's short-term bank borrowings had annual average interest rates of 6.35% and 7.01% in year 2012 and 2013, respectively. These loans represent borrowings of the Group from various financial institutions. Each of these borrowings has a term of six months to one year, and expires at various times throughout the year.

The Group's long-term bank borrowings had annual average interest rates of 4.61% and 4.74% in year 2012 and 2013, respectively. These loans represent borrowings of the Group from China Development Bank, China Import & Export Bank , Bank of Nanjing, Shanghai Rural Commercial Bank, Agricultural Bank of China (Hong Kong Branch) and Deniz Bank, with a term of thirteen months to nine years, which would expire between 2015 and 2018.

The short-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2012	2013
	$	$

Fixed deposit	179.8	211.1
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu	69.2	16.4
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	16.4
Jiangsu Xinde Asset Management Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	16.4
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and mechinery	-	16.1
CEEG(Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu	-	8.2
Construction in progress	1.9	4.9
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and his wife Mrs Guilan Shi	-	6.6
China Electric Equipment Group Co., Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu	-	3.3
Songjiang District SME Credit Guarantee Center	-	3.3
Shareholder of subsidiaries in Turkey	-	0.5
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	50.0	-
Bank of Nanjing and China Electric Equipment Group Co., Ltd.	39.8	-
China Electric Equipment Group Co., Ltd. and Jiangsu Xinde Asset Management Co., Ltd.	19.7	-
Jiangsu Xinde Asset Management Co., Ltd.	20.3	-

Land use right and machinery	7.2	-

Total	387.9	303.2

The Group's long-term bank borrowings (in millions) were guaranteed by:

	At December 31,
	2012	2013
	$	$

Group Chairman Mr. Tingxiu Lu and his stock rights in Jiangsu Xinde Asset Management Co., Ltd.	-	100.0
Land use right and machinery	50.2	42.5
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	-	50.0
CEEG (Jiangsu) Limited, China Electric Equipment Group Co., Ltd., and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate	-	32.8
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu	-	30.6
Fixed deposit	-	26.8
Construction in progress	10.8	11.1
China Electric Equipment Group Co., Ltd. and machinery	-	7.5
The Group and CEEG (Nanjing) Special Transformer Co., Ltd.'s real estate, and CEEG (Jiangsu) Limited	31.8	-

Total	92.8	301.3

The Group has short-term credit facilities of $383.0 million from various banks to facilitate its purchase of raw materials, of which $304.8 million were withdrawn with $78.2 million available to use as of December 31, 2013. The bank facilities have no restrictions as to the use of such facilities and contain no financial covenants. These short-term credit facilities are renewable annually upon mutual agreement between the parties.

The Group has a nine-year credit facility of $142.4 million from China Development Bank to facilitate its new 200MW cell production lines and was fully withdrawn as of December 31, 2013.

The Group has a four-year credit facility of $50.0 million used to supplement working capital requirements from China Development Bank, which were fully withdrawn as of December 31, 2013.

The Group has a six-year credit facility of $21.5 million from Shanghai Rural Commercial Bank designed solely for capital expenditure purposes, which had $10.3 million of credit facility available for use as of December 31, 2013.

The Group has three-year credit facilities of $41.0 million and $7.5 million from Bank of Nanjing and Deniz Bank used to supplement working capital requirements, which were fully withdrawn as of December 31, 2013.

The Group has two-year credit facilities of $16.4 million, $11.5 million, $6.6 million and $16.5 million from Bank of Nanjing, China Construction Bank, China Merchants Bank and Agricultural Bank of China (Hong Kong), respectively, which are used to supplement working capital requirements, and $34.5 million of the credit facility are available for use as of December 31, 2013.

The Group has a thirteen-month credit facility of $32.8 million from China Import & Export Bank used to supplement working capital requirements, which were fully withdrawn as of December 31, 2013.

These bank facilities have no restrictions as to their use and contain no financial covenants.